Offerings	Apr. 17, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	4.625% Senior Notes due 2029
Amount Registered | shares	646,822,000
Maximum Aggregate Offering Price	$ 646,822,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 89,326.12
Offering Note	Represents the aggregate principal amount of senior notes to be offered in the exchange offer to which the registration statement relates.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2031
Amount Registered | shares	847,655,000
Maximum Aggregate Offering Price	$ 847,655,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,061.16
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	3.750% Senior Notes due 2031
Amount Registered | shares	795,179,000
Maximum Aggregate Offering Price	$ 795,179,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 109,814.22
Offering Note	See Note 1.